DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
Dole had the following derivative instruments outstanding as of September 30, 2024:

Aggregate Notional Amount
Foreign currency forward contracts by currency:
United States dollar	$45.3 million
Euro	€148.6 million
British pound sterling	£14.7 million
Swedish krona	SEK 29.5 million
Canadian dollar	C$3.9 million
Chilean peso	CLP$7.5 billion
Interest rate swap contracts	$695.0 million

Schedule of Derivative Instruments in the Balance Sheet at Fair Value	The following table presents the balance sheet location and fair value of the derivative instruments by type:

	Fair Value Measurements as of September 30, 2024
	Other Receivables, net	Other Assets	Accrued Liabilities	Other Long-Term Liabilities

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$690	$—	$(1,825)	$—
Non-designated cash flow hedges	130	—	(549)	—
Fair value hedges	361	—	(552)	—
Interest rate swap contracts	467	19,287	—	(1,223)
	$1,648	$19,287	$(2,926)	$(1,223)

	Fair Value Measurements as of December 31, 2023
	Other Receivables, net	Other Assets	Accrued Liabilities	Other Long-Term Liabilities

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$1,141	$—	$(5,543)	$—
Non-designated cash flow hedges	140	—	(346)	—
Fair value hedges	607	—	(986)	—
Interest rate swap contracts	7,305	29,868	—	—
Bunker fuel hedges	—	—	(129)	—
	$9,193	$29,868	$(7,004)	$—

Schedule of Realized and Unrealized Derivative Gains (Losses)
The following tables represent all of Dole’s realized and unrealized derivative gains (losses) and respective location in the financial statements for the three and nine months ended September 30, 2024 and September 30, 2023:

	Three Months Ended September 30, 2024			Nine Months Ended September 30, 2024
	Net (losses) deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other (Expense) Income, net	Net gains (losses) deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other (Expense) Income, net

Realized net (losses) gains:	(U.S. Dollars in thousands)
Cash flow hedges	$—	$(71)	$—	$—	$381	$—
Non-designated cash flow hedges	—	407	—	—	(368)	—
Fair value hedges		184	(329)	—	184	236
Bunker fuel hedges	—	—	—	—	—	—
Total net realized gains (losses)	$—	$520	$(329)	$—	$197	$236
Unrealized net (losses) gains:
Cash flow hedges	$(5,436)	$—	$—	$3,265	$—	$—
Non-designated cash flow hedges	—	(494)	—	—	(417)	—
Fair value hedges	—	634	(1,285)	—	634	(246)
Bunker fuel hedges	—	—	—	—	—	—
Interest rate swap contracts	(12,987)	—	—	(18,642)	—	—
Total net unrealized (losses) gains	$(18,423)	$140	$(1,285)	$(15,377)	$217	$(246)